THE ALGER FUNDS

                     SUPPLEMENT DATED MARCH 30, 2007 TO THE
                         PROSPECTUS DATED MARCH 1, 2007
                             AS SUPPLEMENTED TO DATE


         The following replaces the entry for the Alger Capital Appreciation Fund in the chart under the heading "Portfolio Managers" on page 26 of the
Prospectus:

----------------------------- ---------------------- ---------------------------
Fund                          Portfolio Manager(s)   Since
----------------------------- ---------------------- ---------------------------
Capital Appreciation Fund     Patrick Kelly          October 2005 (co-portfolio
                                                     manager from September 2004
                                                     to October 2005)
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